Note 27 - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 215	€ 275
Changes in the group of consolidated companies		0	0
New provisions		43	27
Amounts used		22	54
Unused amounts reversed		116	41
Effects from exchange rate fluctuations/ Unwind of discount		0	5
Transfers		0	2
Balance as of, end period		119	215
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		684	1,115
Changes in the group of consolidated companies		0	0
New provisions		533	334
Amounts used		591	673
Unused amounts reversed		128	160
Effects from exchange rate fluctuations/ Unwind of discount		8	42
Transfers		39	25
Balance as of, end period		544	684
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		499	897
Changes in the group of consolidated companies		0	0
New provisions		74	125
Amounts used		34	364
Unused amounts reversed		3	206
Effects from exchange rate fluctuations/ Unwind of discount		9	41
Transfers		(1)	6
Balance as of, end period		543	499
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		585	696
Changes in the group of consolidated companies		0	1
New provisions		603	427
Amounts used		395	344
Unused amounts reversed		125	185
Effects from exchange rate fluctuations/ Unwind of discount		(10)	(1)
Transfers		27	(9)
Balance as of, end period		684	585
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		433	889
Changes in the group of consolidated companies		(2)	(2)
New provisions		593	765
Amounts used		546	862
Unused amounts reversed		87	364
Effects from exchange rate fluctuations/ Unwind of discount		2	(1)
Transfers		(9)	9
Balance as of, end period		384	433
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	[1]	2,416	3,873
Changes in the group of consolidated companies	[1]	(2)	(2)
New provisions	[1]	1,846	1,677
Amounts used	[1]	1,589	2,296
Unused amounts reversed	[1]	459	956
Effects from exchange rate fluctuations/ Unwind of discount	[1]	8	87
Transfers	[1]	56	33
Balance as of, end period	[1]	€ 2,276	€ 2,416

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note19 Allowance for Credit Losses, in which allowances for credit related off-balance sheet positions are disclosed.